Antonio Allberti
Managing Director
Securities Operations

NYSE Group

NYSE Group, Inc. | 20 Broad Street
New York, New York 10005
t 212.656.5034 | f 212.656.5893
aallberti@nyse.com

RECD S.E.C.
NOV 2 6 2007
1086

November 26, 2007

07082276

PROCESSED
DEC 0 4 2007 E
THOMSON
FINANCIAL

Ms. Velma T. Smith
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

CERTNYS 001-33783

Dear Ms. Smith:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, THOMPSON CREEK METALS COMPANY INC., Common Stock, no par value and requests immediate acceleration of registration. Adequate distribution assured. Form 40-F received on November 26, 2007. Tentative listing date – November 29, 2007.

Sincerely,

Antonio Alberti

END